Annual Fund Operating Expenses - First Trust Horizon Managed Volatility Developed International ETF - First Trust Horizon Managed Volatility Developed International ETF	Dec. 01, 2021
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%